Scope of consolidation - Summary of operating results excluded from Consolidated Income Statement, Faurecia (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenues	€ 179,592	€ 149,419	€ 47,656	[1]
Expenses	144,327	119,943	38,250	[1]
Net financial (income)/expenses	(768)	(734)	(94)	[1]
Profit/(loss) before taxes	19,244	14,392	2,916	[1]
Share of the profit/(loss) of equity method investees	264	737	(74)	[1]
Profit/(loss) from discontinued operations, net of tax	€ 0	€ 990	(315)	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenues			13,078
Expenses			13,033
Net financial (income)/expenses			(223)
Profit/(loss) before taxes			(178)
Tax (income)/expense			(124)
Share of the profit/(loss) of equity method investees			(13)
Profit/(loss) from discontinued operations, net of tax			€ (315)

[1]	Refer to Note 3, Scope of consolidation